JPMorgan Value Advantage Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	11.18%	10.46%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	10.17%	9.23%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.82%	7.53%	7.51%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.12%	7.69%	7.23%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	7.78%	10.80%	9.38%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	9.59%	11.64%	10.09%